Balance Sheet and Reserve Movement of the Company (Reserve Movement) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at 1 January		¥ 17,416,056
Net profit attributable to shareholders of the Company		5,336,331	¥ 6,143,222	¥ 5,968,466
Dividends proposed and approved	¥ (3,247,144)	(3,247,144)	(2,700,000)	(1,080,000)
Utilization of safety production fund		0	0	0
Share option scheme			(10,640)	18,004
Forfeit of share option scheme		13,004
Exercise of share option		37,102	76,496
Balance at 31 December		19,522,249	17,416,056
Legal surplus [member]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
Capital surplus [member]
Balance at 1 January		4,180	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		13,739	4,180	4,180
Surplus reserve [member]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
Other reserve [member]
Balance at 1 January		47,469	58,919
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			(10,640)
Forfeit of share option scheme		13,004
Exercise of share option		(17,062)	0
Share of other comprehensive loss of investments accounted for using the equity method		(7,014)	(810)
Balance at 31 December		10,389	47,469	58,919
Share premium [member]
Balance at 1 January		62,319	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		44,527	62,319
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		106,846	62,319	0
Safety production fund [member]
Balance at 1 January		0	346
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		57,135	(346)
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		57,135	0	346
Retained earnings [member]
Balance at 1 January		13,128,257	9,684,689
Net profit attributable to shareholders of the Company		5,336,331	6,143,222
Dividends proposed and approved		(3,247,144)	(2,700,000)	(1,080,000)
Utilization of safety production fund		(57,135)	346	607
Share option scheme			0	0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		15,160,309	13,128,257	9,684,689
Total [member]
Balance at 1 January		17,416,056	13,921,965
Net profit attributable to shareholders of the Company		5,336,331	6,143,222
Dividends proposed and approved		(3,247,144)	(2,700,000)
Utilization of safety production fund		0	0
Share option scheme			(10,640)
Forfeit of share option scheme		13,004
Exercise of share option		27,465	62,319
Share of other comprehensive loss of investments accounted for using the equity method		(7,014)	(810)
Balance at 31 December		19,522,249	17,416,056	13,921,965
The Company [member]
Balance at 1 January		17,403,339
Balance at 31 December		19,318,245	17,403,339
The Company [member] | Legal surplus [member]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
The Company [member] | Capital surplus [member]
Balance at 1 January		4,180	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		4,180	4,180	4,180
The Company [member] | Surplus reserve [member]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
The Company [member] | Other reserve [member]
Balance at 1 January		47,469	58,919
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			(10,640)
Forfeit of share option scheme		(13,004)
Exercise of share option		(17,062)	0
Share of other comprehensive loss of investments accounted for using the equity method		(7,014)	(810)
Balance at 31 December		10,389	47,469	58,919
The Company [member] | Share premium [member]
Balance at 1 January		62,319	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		0	0
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		44,527	62,319
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		106,846	62,319	0
The Company [member] | Safety production fund [member]
Balance at 1 January		0	346
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Utilization of safety production fund		57,135	(346)
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		57,135	0	346
The Company [member] | Retained earnings [member]
Balance at 1 January		13,115,540	9,540,950
Net profit attributable to shareholders of the Company		5,154,603	6,274,244
Dividends proposed and approved		(3,247,144)	(2,700,000)
Utilization of safety production fund		(57,135)	346
Share option scheme			0
Forfeit of share option scheme		0
Exercise of share option		0	0
Share of other comprehensive loss of investments accounted for using the equity method		0	0
Balance at 31 December		14,965,864	13,115,540	9,540,950
The Company [member] | Total [member]
Balance at 1 January		17,403,339	13,778,226
Net profit attributable to shareholders of the Company		5,154,603	6,274,244
Dividends proposed and approved		(3,247,144)	(2,700,000)
Utilization of safety production fund		0	0
Share option scheme			(10,640)
Forfeit of share option scheme		(13,004)
Exercise of share option		27,465	62,319
Share of other comprehensive loss of investments accounted for using the equity method		(7,014)	(810)
Balance at 31 December		¥ 19,318,245	¥ 17,403,339	¥ 13,778,226